Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 918,792	¥ 888,774
Contract liabilities:
Other current liabilities	412,227	411,941
Other noncurrent liabilities	¥ 364,505	¥ 329,298